Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Prepaid expenses and other current assets:
Rental and other deposits	$ 2,304	$ 3,965
Prepayment for investments	29,389	24,953
Advertising prepayment	3,144	5,267
Prepayment to outsourced service providers	5,134	4,043
Amounts deposited by users	22,026	21,203
Others	8,488	7,233
Prepaid expenses and other current assets	$ 70,485	$ 66,664